Operating Segment Information - Summary of Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 231,844	$ 164,910
United States of America
Disclosure Of Operating Segments [Line Items]
Non-current assets	114,426	103,648
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	54,510	50,800
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 62,908	$ 10,462